Fair value	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Fair value
38 Fair value
The estimated fair values of Aegon’s assets and liabilities correspond with the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When available, Aegon uses quoted market prices in active markets to determine the fair value of investments and derivatives. In the absence of an active market, the fair value of investments in financial assets is estimated by using other market observable data, such as corroborated external quotes and present value or other valuation techniques. An active market is one in which transactions are taking place regularly on an arm’s length basis. Fair value is not determined based on a forced liquidation or distressed sale.
Valuation techniques are used when Aegon determines the market is inactive or quoted market prices are not available for the asset or liability at the measurement date. However, the fair value measurement objective remains the same, that is, to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions (i.e. an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability). Therefore, unobservable inputs reflect Aegon’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available.
Aegon employs an oversight structure over the valuation of financial instruments that includes the appropriate segregation of duties. Senior management, independent of the investing functions, is responsible for the oversight of control and valuation policies and for reporting the results of these policies. For fair values determined by reference to external quotation or evidenced pricing parameters, independent price determination or validation is utilized to corroborate those inputs. Further details of the validation processes are set out below.
Valuation of assets and liabilities is based on a pricing hierarchy, in order to maintain a controlled process that will systematically promote the use of prices from sources in which Aegon has the most confidence, where the least amount of manual intervention exists, and to embed consistency in the selection of price sources. Depending on asset type the pricing hierarchy consists of a waterfall that starts with making use of market prices from indices and follows with making use of third-party pricing services or brokers.
Fair value hierarchy
The following table sets out the fair values of financial instruments by the level of the fair value hierarchy into which each fair value measurement is categorized. It does not include fair value information for cash and cash equivalents, receivables, and payables, whose carrying amounts are a reasonable approximation of fair value, or for lease liabilities.

	2024

Fair value hierarchy	Level I	Level II	Level III	Total

Assets measured at FVOCI

Shares	34	-	4	39

Debt securities	5,170	46,242	799	52,211

Money market and other short-term investments	2,388	47	-	2,435

Other investments at fair value	-	31	-	31

	7,592	46,320	803	54,715

Financial assets measured at fair value through profit or loss

Shares	163	30	86	279

Debt securities	308	1,970	107	2,385

Money market and other short-term investments	1,961	135	-	2,096

Loans	-	-	82	82

Other investments at fair value	1	718	4,457	5,176

Derivatives	30	732	9	771

Investments in real estate	-	-	57	57

Investments in real estate for policyholders	-	-	457	457

Investments where the policyholder bears the risk	97,682	119,829	312	217,824

	100,146	123,414	5,567	229,127

Revalued amounts

Real estate held for own use	-	-	66	66

Total financial assets measured at fair value	107,738	169,734	6,436	283,908

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	79,078	-	79,078

Derivatives	53	2,382	-	2,435

Total financial liabilities measured at fair value	53	81,460	-	81,513

	2023

Fair value hierarchy	Level I	Level II	Level III	Total

Assets measured at FVOCI

Shares	5	-	4	10

Debt securities	5,644	41,031	516	47,191

Money market and other short-term investments	3,028	97	9	3,135

Other investments at fair value	-	29	-	29

	8,678	41,157	530	50,364

Financial assets measured at fair value through profit or loss

Shares	153	43	94	291

Debt securities	302	2,009	86	2,396

Money market and other short-term investments	4,041	173	-	4,215

Other investments at fair value	1	773	4,237	5,011

Derivatives	47	1,374	8	1,429

Investments in real estate	-	-	55	55

Investments in real estate for policyholders	-	-	433	433

Investments where the policyholder bears the risk	90,027	103,022	342	193,390

	94,570	107,395	5,255	207,220

Revalued amounts

Real estate held for own use	-	-	61	61

Total financial assets measured at fair value	103,248	148,551	5,846	257,645

Financial liabilities carried at fair value

Investment contracts without DPF where the policyholder bears the risk	-	65,044	-	65,044

Derivatives	39	2,434	6	2,479

Total financial liabilities measured at fair value	39	67,478	6	67,523
Significant transfers between Level I, Level II, and Level III
Aegon’s policy is to record transfers of assets and liabilities between Level I, Level II and Level III at their fair values from the beginning of each reporting period.
The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	2024		2023

Significant transfers between level I, level II and level III	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I

Assets measured at FVOCI

Debt securities	308	261	-	141

Money market and other short-term investments	48	-	45	245

	356	261	45	386

Financial assets measured at fair value through profit or loss

Debt securities	11	4	-	-

Money market and other short-term investments	-	-	-	795

Investments where the policyholder bears the risk	-	-	1	-

	11	4	1	795

Total financial assets measured at fair value	367	265	46	1,182
Transfers are identified based on transaction volume and frequency, which are indicative of an active market.
Movements in Level III financial instruments measured at fair value
The following table summarizes the change of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable inputs (Level III), including realized and unrealized gains (losses) of all assets and liabilities and unrealized gains (losses) of all assets and liabilities still held at the end of the respective period.

Financial assets carried at fair value	On January 1, 2024	Total gains / losses in income state- ment	1	Total gains / losses in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change diffe- rence	Reclas- sifica- tion	Trans- fers from levels I and II	Trans- fers to levels I and II	On December 31, 2024	Total unrealized gains and losses recorded in the P&L for instruments held at December 31, 2024 3
FVOCI
Shares	4	-	-	-	-	-	-	-	-	-	4	-
Debt securities	516	9	(27)	218	(126)	(41)	44	-	301	(96)	799	-
Money markets and other short-term investments	9	-	(9)	-	-	-	-	-	-	-	-	-
530	9	(36)	218	(126)	(41)	44	-	301	(96)	803	-
FVPL
Shares	94	(3)	-	16	(27)	-	6	-	-	-	86	(5)
Debt securities	86	(19)	-	18	(14)	(5)	6	-	53	(18)	107	(18)
Loans	-	-	-	12	(1)	-	4	68	-	-	82	-
Other investments at fair value	4,237	(175)	-	505	(323)	-	280	(68)	-	-	4,457	(206)
Derivatives	8	1	-	-	(1)	-	-	-	-	-	9	1
Investments in real estate	55	1	-	1	(2)	-	3	-	-	-	57	-
Investments in real estate for policyholders	433	9	-	26	(32)	-	21	-	-	-	457	59
Investments where the policyholder bears the risk	342	3	-	62	(112)	-	18	-	-	-	312	1
5,255	(183)	-	638	(511)	(5)	338	-	53	(18)	5,567	(169)
Revalued amounts
Real estate held for own use	64	(1)	(1)	-	(1)	-	4	-	-	-	66	(1)
64	(1)	(1)	-	(1)	-	4	-	-	-	66	(1)
Total financial assets measured at fair value	5,849	(174)	(37)	857	(638)	(45)	385	-	354	(114)	6,436	(169)
Financial liabilities carried at fair value
Derivatives	6	(6)	-	-	-	-	-	-	-	-	-	-
6	(6)	-	-	-	-	-	-	-	-	-	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Unrealized gains / (losses) on financial assets measured at FVOCI and Realized gains / (losses) on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total unrealized gains / (losses) for the period recorded in the P&L during which the financial instrument was in Level III.

Financial assets carried at fair value	On January 1, 2023	Total gains / losses in income state- ment	1	Total gains / losses in OCI 2	Purch- ases	Sales	Settle- ments	Net ex- change diffe- rence	Reclas- sifica- tion	Trans- fers from levels I and II	Trans- fers to levels I and II	On December 31, 2023	Total unrealized gains and losses recorded in the P&L for instruments held at December 31, 2023 3
FVOCI
Shares	4	-	-	-	-	-	-	-	-	-	4	-
Debt securities	181	(1)	11	263	(124)	(15)	(12)	-	214	(1)	516	-
Money markets and other short-term investments	5	-	4	-	-	-	-	-	-	-	9	-
191	(1)	15	263	(124)	(15)	(12)	-	214	(1)	530	-
FVPL
Shares	127	2	-	12	(47)	-	(4)	-	5	-	94	3
Debt securities	35	17	-	38	(43)	(4)	(2)	-	46	-	86	(8)
Money markets and other short-term investments	1	-	-	-	-	-	-	-	-	(1)	-	-
Other investments at fair value	4,050	(65)	-	652	(254)	-	(144)	-	-	-	4,237	(70)
Derivatives	11	(3)	-	-	(1)	-	-	-	-	-	8	(3)
Investments in real estate	59	2	-	2	(6)	-	(1)	-	-	-	55	-
Investments in real estate for policyholders	443	(52)	-	42	(12)	-	11	-	-	-	433	(42)
Investments where the policyholder bears the risk	402	(37)	-	37	(59)	-	(1)	-	-	-	342	-
5,128	(136)	-	782	(422)	(4)	(142)	-	51	(2)	5,255	(120)
Revalued amounts
Real estate held for own use	73	(3)	(2)	(1)	-	-	(2)	-	-	-	64	-
73	(3)	(2)	(1)	-	-	(2)	-	-	-	64	-
Total financial assets measured at fair value	5,392	(141)	13	1,044	(546)	(19)	(157)	-	265	(3)	5,849	(120)
Financial liabilities carried at fair value
Derivatives	12	(6)	-	-	-	-	-	-	-	-	6	-
12	(6)	-	-	-	-	-	-	-	-	6	-

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items Unrealized gains / (losses) on financial assets measured at FVOCI and Realized gains / (losses) on disposal of financial assets measured at FVOCI of the statement of comprehensive income.

3	Total unrealized gains / (losses) for the period recorded in the P&L during which the financial instrument was in Level III.

In 2023 and 2024, Aegon transferred certain financial instruments from Level I and II to Level III of the fair value hierarchy. The reason for the change in level was that the market liquidity for these securities decreased, which led to a change in market observability of prices. Prior to transfer, the fair value for the Level II securities was determined using observable market transactions, internal models or corroborated broker quotes respectively for the same or similar instruments. Since the transfer, all such assets have been valued using valuation models incorporating significant non-market-observable
inputs or uncorroborated broker quotes.
Similarly, during 2023 and 2024, Aegon transferred certain financial instruments from Level III to Level I and II of the fair value hierarchy. The change in level was mainly the result of a return of activity in the market for these securities, and that for these securities the fair value could be determined using observable market transactions or corroborated broker quotes for the same or similar instruments.
Valuation techniques and significant unobservable inputs
The table below presents information about the valuation techniques and significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

	Valuation technique 1	Significant unobservable input 2	December 31, 2024	Range (weighted average)	December 31, 2023	Range (weighted average)
Assets carried at fair value
Fair value through OCI
Shares
	Net asset value	n.a.	-	n.a.	-	n.a.
	Other	n.a.	-	n.a.	4	n.a.
			-		4
Debt securities
	Broker quote	n.a.	688	n.a.	416	n.a.
	Discounted cash flow	Constant Prepayment Rate	28	21.11%	2	1.81%
	Other	n.a.	83	n.a.	98	n.a.
			799		516
Other investments at fair value
Investment funds	Net asset value	n.a.	-	n.a.	-	n.a.
Other	Other	n.a.	-	n.a.	9	n.a.
			-		9
On December 31			799		530
Fair value through profit or loss
Shares	Net asset value	n.a.	83	n.a.	91	n.a.
Shares	Broker quote	n.a.	3	n.a.	4	n.a.
Debt securities	Broker quote	n.a.	94	n.a.	80	n.a.
Debt securities	Other	n.a.	13	n.a.	6	n.a.
			193		180
Other investments at fair value
Investment funds	Net asset value	n.a.	3,633		3,532
Tax credit investments	Discounted cash flow	Discount rate	823	6.72%	705	6.88%
Loans	Other	n.a.	82		-
			4,538		4,237
Total assets at fair value 3			5,530		4,947
Liabilities carried at fair value
Derivatives
Embedded derivatives in insurance contracts	Discounted cash flow	Own credit spread	-	n.a	3	n.a
Other	Discounted cash flow	Other	-	n.a	3	n.a
Total liabilities at fair value			-		6

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments where the policyholder bears the risk are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Assets where the policyholder bears the risk, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities.

For reference purposes, the valuation techniques included in the table above are described in more detail on the following pages.

Fair value information about assets and liabilities not measured at fair value
The following table presents the carrying values and es
tim
ated fair values of assets and liabilities, excluding assets and liabilities that are carried at fair value on a recurring basis.

	Carrying amount December 31,	Estimated fair value hierarchy			Total estimated fair value December 31, 2024
	2024	Level I	Level II	Level III

Assets

Debt securities - held at amortized cost	36	36	-	-	36

Loans - held at amortized cost	10,598	-	1	9,379	9,380

Deposits with financial institutions - held at amortized cost	11	11	-	-	11

Liabilities

Subordinated borrowings - held at amortized cost	1,653	763	727	-	1,490

Trust pass-through securities - held at amortized cost	113	-	133	-	133

Borrowings – held at amortized cost	3,013	867	2,209	-	3,076

Investment contracts - held at amortized cost	12,592	-	-	9,432	9,432

	Carrying amount December 31,	Estimated fair value hierarchy			Total estimated fair value December 31, 2023
	2023	Level I	Level II	Level III

Assets

Debt securities - held at amortized cost	52	52	-	-	52

Loans - held at amortized cost	10,157	-	1	9,024	9,025

Deposits with financial institutions - held at amortized cost	18	18	1	-	18

Liabilities

Subordinated borrowings - held at amortized cost	2,244	1,392	730	-	2,122

Trust pass-through securities - held at amortized cost	111	-	125	-	125

Borrowings – held at amortized cost	2,356	879	1,580	-	2,459

Investment contracts - held at amortized cost	10,222	-	-	8,755	8,755
Certain financial instruments that are not carried at fair value are carried at amounts that approximate fair value, due to their short-term nature and generally negligible credit risk. These instruments include cash and cash equivalents, short-term receivables and accrued interest receivable, short-term liabilities, and accrued liabilities. These instruments are not included in the table above.
Fair value measurement
The description of Aegon’s methods of determining fair value and valuation techniques are described on the following pages.
Shares
When available, Aegon uses quoted market prices in active markets to determine the fair value of its investments in shares. For Level III unquoted shares, the net asset value can be considered the best approximation to the fair value. Net asset value is the value of an entity’s assets minus the value of its liabilities and may be the same as the book value or the equity value of the entity.
Also, for unquoted shares, the fair value may be estimated using other methods, such as observations of the price/earnings or price/cash flow ratios of quoted companies considered comparable to the companies being valued. Valuations are adjusted to account for company-specific issues and the lack of liquidity inherent in an unquoted investment. Adjustments for lack of liquidity are generally based on available market evidence. In addition, a variety of other factors are reviewed by management, including, but not limited to, current operating performance, changes in market outlook and the third-party financing environment.
Included in this category are shares in a Federal Home Loan Bank (FHLB) for an amount of EUR 77 million (2023: EUR 82 million), which are reported as part of the line-item Net asset value. A FHLB has implicit financial support from the United States government. The redemption value of the shares is fixed at par and they can only be redeemed by the FHLB.

Debt securities
The fair values of debt securities are determined by management after taking into consideration several sources of data. When available, Aegon uses quoted market prices in active markets to determine the fair value of its debt securities. As stated previously, Aegon’s valuation policy utilizes a pricing hierarchy that dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes, the majority of which are non-binding.
As part of the pricing process, Aegon assesses the appropriateness of each quote (i.e. as to whether the quote is based on observable market transactions or not) to determine the most appropriate estimate of fair value.
When broker quotes are not available, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use the following inputs: reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, issue-specific credit adjustments, indicative quotes from market makers and/or estimated cash flows.
To understand the valuation methodologies used by third-party pricing services Aegon reviews and monitors the applicable methodology documents of the third-party pricing services. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, Aegon performs in-depth
reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that Aegon can corroborate detailed information such as assumptions, inputs, and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.
Third-party pricing services will often determine prices using recently reported trades for identical or similar securities. The third-party pricing service makes adjustments for the elapsed time from the trade date to the reporting date to take into account available market information. Lacking recently reported trades, third-party pricing services and brokers will use modeling techniques to determine a security price where expected future cash flows are developed based on the performance of the underlying collateral and discounted using an estimated market rate.
Periodically, Aegon performs an analysis of the inputs obtained from third-party pricing services and brokers to ensure that the inputs are reasonable and produce a reasonable estimate of fair value. Aegon’s asset specialists and investment valuation specialists consider both qualitative and quantitative factors as part of this analysis. Several examples of analytical procedures performed include, but are not limited to, recent transactional activity for similar debt securities, review of pricing statistics and trends and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices, or unpriced securities. In addition, Aegon performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.
Credit ratings are also an important consideration in the valuation of securities and are included in the internal process for determining Aegon’s view of the risk associated with each security. However, Aegon does not rely solely on external credit ratings and there is an internal process, based on market observable inputs, for determining Aegon’s view of the risks associated with each security.
Aegon’s portfolio of private placement securities (held at fair value under the classification of fair value through OCI or fair value through profit or loss) is valued using a matrix pricing methodology. The pricing matrix is obtained from a third-party service provider and indicates current spreads for securities based on weighted average life, credit rating, and industry sector. Each month, Aegon’s asset specialists review the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar bonds traded in the market. Other inputs to the valuation include coupon rate, the current interest rate curve used for discounting and a liquidity premium to account for the illiquid nature of these securities. The liquidity premiums are determined based upon the pricing of recent transactions in the private placements market; comparing the value of the privately offered security to a similar public security. The impact of the liquidity premium for private placement securities to the overall valuation is insignificant.
Aegon’s portfolio of debt securities can be subdivided into residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), corporate bonds and government debt. Relevant details of the valuation methodologies for these specific types of debt securities are described below.

Residential mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities
Valuations of RMBS, CMBS and ABS are monitored and reviewed on a monthly basis. Valuations per asset type are based on a pricing hierarchy, which uses a waterfall approach that starts with market prices from indices and follows with third-party pricing services or brokers. The pricing hierarchy is dependent on the possibilities of corroboration of the market prices. If no market prices are available, Aegon uses internal models to determine fair value. Significant inputs included in the internal models are generally determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles. Market standard models may be used to model the specific collateral composition and cash flow structure of each transaction. The most significant unobservable input is the liquidity premium which is embedded in the discount rate.
Corporate bonds
Valuations of corporate bonds are monitored and reviewed on a monthly basis. The pricing hierarchy is dependent on the possibility of corroboration of market prices when available. If no market prices are available, valuations are determined by a discounted cash flow methodology using an internally calculated yield. The yield is comprised of a credit spread over a given benchmark. In all cases, the benchmark is an observable input. The credit spread contains both observable and unobservable inputs. Aegon starts by taking an observable credit spread from a similar bond of the given issuer, and then adjust this spread based on unobservable inputs. These unobservable inputs may include subordination, liquidity and maturity differences. During 2024, there were no corporate bonds that met the policy threshold to be internally modeled.
Government debt
When available, Aegon uses quoted market prices in active markets to determine the fair value of its government debt investments. When Aegon cannot make use of quoted market prices, market prices from indices or quotes from third-party pricing services or brokers are used.
Money market and other short-term investments and deposits with financial institutions
The fair value of assets maturing within a year is assumed to be approximated by their carrying amount adjusted for credit risk where appropriate. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.
Tax credit investments
The Level III fair value of tax credit investments is determined by using a discounted cash flow valuation technique. This valuation technique takes into consideration projections of future capital contributions and distributions, as well as future tax credits and the tax benefits of future operating losses. The present value of these cash flows is calculated by applying a discount rate. In general, the discount rate is determined based on the cash outflows for the investments and the cash inflows from the tax credits and/or tax benefits (and the timing of these cash flows). These inputs are unobservable in the marketplace. The discount rate used in valuation of tax credit investments was 6.7% (December 31, 2023: 6.9%).
Investment funds: Real estate funds, private equity funds, and hedge funds
The fair values of investments held in
non-quoted
investment funds are determined by management after taking into consideration information provided by the fund managers. Aegon reviews the valuations each month and performs analytical procedures and trending analyses to ensure the fair values are appropriate. The net asset value is considered the best valuation method that approximates the fair value of the funds.
Mortgage loans, policy loans, and private loans (held at amortized cost)
For private loans, fixed interest mortgage loans and other loans originated by the Group, the fair value used for disclosure purposes is estimated by discounting expected future cash flows using a current market rate applicable to financial instruments with similar yield and maturity characteristics. For fixed interest mortgage loans, the market rate is adjusted for expenses, prepayment rates, lapse assumptions (unobservable inputs), liquidity, and credit risk (market observable inputs). An increase in expense spread, prepayment rates and/or prepayment assumptions, would decrease the fair value of the mortgage loan portfolio.
The fair value of floating interest rate mortgage loans, policy loans and private placements used for disclosure purposes is assumed to be approximated by their carrying amount, adjusted for changes in credit risk. Credit risk adjustments are based on market observable credit spreads if available, or management’s estimate if not market observable.

Derivatives
Where quoted market prices are not available, other valuation techniques, such as option pricing or stochastic modeling, are applied. The valuation techniques incorporate all factors that a typical market participant would consider and are based on observable market data when available. Models are validated before they are used and calibrated to ensure that outputs reflect actual experience and comparable market prices.
Fair values for exchange-traded derivatives, principally futures and certain options, are based on quoted market prices in active markets. Fair values for over-the-counter
(OTC) derivative financial instruments represent amounts estimated to be received from or paid to a third party in the settlement of these instruments. These derivatives are valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Most valuations are derived from swap and volatility matrices, which are constructed for applicable indices and currencies using current market data from many industry-standard sources. Option pricing is based on industry standard valuation models and current market levels, where applicable. The pricing of complex or illiquid instruments is based on internal models or an independent third party. For long-dated illiquid contracts, extrapolation methods are applied to observed market data in order to estimate inputs and assumptions that are not directly observable. To value OTC derivatives, management uses observed market information, other trades in the market, and dealer prices.
Some OTC derivatives are
so-called
longevity derivatives. The payout of longevity derivatives is linked to publicly available mortality tables. The derivatives are measured using the present value of the best estimate of expected payouts of the derivative plus a risk margin. The best estimate of expected payouts is determined using best estimate of mortality developments. Aegon determined the risk margin by stressing the best estimate mortality developments to quantify the risk and applying a cost-of-capital
methodology. Depending on the duration of the longevity swaps either the projected mortality development or discount rate are the most significant unobservable inputs.
Aegon normally mitigates counterparty credit risk in derivative contracts by entering into collateral agreements where practical and in ISDA master netting agreements for each of the Group’s legal entities to facilitate Aegon’s right to offset credit risk exposure. Changes in the fair value of derivatives attributable to changes in counterparty credit risk were not significant.
Real estate
Valuations of Level III investments in real estate and real estate held for own use are conducted in full by independent external appraisers at least every three to five years and reviewed at least once a year by qualified internal appraisers to ensure the value correctly reflects the fair value at the reporting date. Appraisals are different for each specific local market but are based on market guidelines such as International Valuation Standards, Uniform Standards of Professional Appraisal Practice, or guidelines issued by the Investment Property Databank. Valuations are mostly based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property. Discount rates used in the valuation of real estate reflect the risk embedded in the projected cash flows for the asset being valued. Capitalization rates represent the income rate for a real estate property that reflects the relationship between a single year’s net operating income expectancy and the total property price or value. For property held for own use, appraisers consider the present value of the future rental income cash flows that could be achieved had the real estate been rented to a third party.
Trust pass-through securities and subordinated borrowings
Trust pass-through securities and subordinated borrowings are either carried at fair value (if they are designated as financial liabilities at fair value through profit or loss) or amortized cost (with fair value being disclosed in the notes to the consolidated financial statements). For the determination of the fair value of these instruments, the level hierarchy as described by IFRS is used. The preferred method of obtaining the fair value of the fair value option bonds is the quoted price (Level I). In cases were markets are less liquid or the quoted prices are not available, Aegon’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. The US trust pass-through securities and subordinated borrowings are classified as Level II of the fair value hierarchy.

Investment contracts
Investment contracts issued by Aegon are either carried at fair value (if they are designated as financial liabilities at fair value through profit or loss) or amortized cost (with fair value being disclosed in the notes to the consolidated financial statements). These contracts are not quoted in active markets and their fair values are determined by using valuation techniques, such as discounted cash flow methods and stochastic modeling or in relation to the unit price of the underlying assets. All models are validated and calibrated. A variety of factors are considered, including time value, volatility, policyholder behavior, servicing costs and fair values of similar instruments.
Certain investment products are not quoted in active markets and their fair values are determined by using valuation techniques. Because of the dynamic and complex nature of these cash flows, stochastic or similar techniques under a variety of market return scenarios are often used. A variety of factors are considered, including expected market rates of return, market volatility, correlations of market returns, discount rates and actuarial assumptions.
The expected returns are based on risk-free rates, such as the current Secured Overnight Financing Rate (SOFR) swap rates and associated forward rates, the Overnight Index Swap (OIS) curve or the current rates on local government bonds. Market volatility assumptions for each underlying index are based on observed market implied volatility data and/or observed market performance. Correlations of market returns for various underlying indices are based on observed market returns and their interrelationships over a number of years preceding the valuation date. Current risk-free spot rates are used to determine the present value of expected future cash flows produced in the stochastic projection process.
Assumptions on customer behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities.
Summary of total financial assets and financial liabilities at fair value through profit or loss
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as fair value through profit or loss.

	2024		2023

	Trading	Designated	Trading	Designated

Investments where Aegon bears the risk	7,661	2,356	9,386	2,526

Investments where the policyholder bears the risk	-	218,281	-	193,823

Derivatives with positive values not designated as hedges	606	-	1,238	-

Total financial assets at fair value through profit or loss	8,267	220,637	10,625	196,349

Investment contracts without DPF where the policyholder bears the risk	-	79,078	-	65,044

Derivatives with negative values not designated as hedges	1,331	-	1,466	-

Total financial liabilities at fair value through profit or loss	1,331	79,078	1,466	65,044
Investments where Aegon bears the risk
Aegon has certain insurance and investment liabilities that are carried at fair value with changes in the fair value recognized in the income statement. The Group has elected to designate the investments backing those liabilities at fair value through profit or loss, as a classification of fair value through OCI would result in accumulation of unrealized gains and losses in a revaluation reserve within equity while changes to the liability would be reflected in net result (accounting mismatch).
Investments where the policyholder bears the risk
Investments where the policyholder bears the risk comprise assets that are linked to various insurance and investment contracts for which the financial risks are borne by the customer. Under the Group’s accounting policies these insurance and investment liabilities are measured at the fair value of the linked assets with changes in the fair value recognized in the income statement. To avoid an accounting mismatch the linked assets have been designated as fair value through profit or loss.
In addition, investments where policyholders bear the risk include profit assets, whereby Aegon manages the assets together with related liabilities on a fair value basis in accordance with a documented policy of asset and liability management. In accordance with the Group’s accounting policies, these assets have been designated as fair value through profit or loss.

Investment contracts without discretionary participating features where the policyholder bears the risk
With the exception of the financial liabilities with discretionary participating features that are not subject to the classification and measurement requirements for financial instruments, all investment contracts without discretionary participating features where the policyholder bears the risk, are carried at fair value or at the fair value of the linked assets are included in the table above.
Derivatives
With the exception of derivatives designated as a hedging instrument, all derivatives are included in the table above.
Gains and losses on financial assets and financial liabilities classified at fair value through profit or loss
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as fair value through profit or loss can be summarized as follows:

	2024		2023

	Trading	Designated	Trading	Designated

Net gains and (losses)	(1,643)	20,912	(1,244)	21,207
Changes in the fair value of investment contracts without discretionary participating features where the policyholders bear the risk that are designated at fair value through profit or loss were not attributable to changes in Aegon’s credit spread. There are also no differences between the carrying amounts of these financial liabilities and the contractual amounts payable at maturity (net of surrender penalties).